Cover	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	PARKERVISION, INC.
Entity Central Index Key	0000914139
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2022
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-2971472
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-22904
Entity Address Address Line 1	4446-1A Hendricks Avenue
Entity Address Address Line 2	Suite 354
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100